Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2024	2023
Laboratory and manufacturing equipment	$14,648	$13,141
Furniture and fixtures	1,999	1,905
Computers and software	6,036	3,927
Leasehold improvements	13,291	13,074
Total cost	35,974	32,047
Less: accumulated depreciation	(18,824)	(14,121)
Property and equipment, net	$17,150	$17,926